MINERAL RIGHTS AND PROPERTIES (Narrative) (Details) - Jun. 16, 2016 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Mine right fee | $	$ 1,337
RMB [Member]
Disclosure of detailed information about intangible assets [line items]
Mine right fee | ¥		¥ 8,700